Condensed Consolidated Statement of Shareholders' Deficit (Parenthetical) - USD ($)	3 Months Ended						12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Statement of Stockholders' Equity [Abstract]
Issuance cost of shares	$ 56,320	$ 176,672	$ 81,285	$ 68,732	$ 95,293	$ 117,157	$ 447,858	$ 253,811
Exchange of warrants for debt issuance					955,000,000
Warrants							$ 108,378,210	$ 100,000,000
Warrants cancelled for debt issuance							955,000,000